EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Feb. 23, 2019 USD ($)
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2019	$ 275.7
2020	185.1
2021	179.6
2022	174.6
2023	171.3
2024 - 2028	734.5
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2019	2.3
2020	2.1
2021	2.1
2022	2.0
2023	1.9
2024 - 2028	$ 8.6